NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
The company`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2023	December 31, 2022
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$10,821	$10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership	289	271
	$11,110	$10,951
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Isagen Institutional partners	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2022	$477	$2,615	$3,061	$707	$2,159	$13	$115	$832	$701	$10,680
Net income (loss)	30	44	58	(10)	63	—	9	15	2	211
Other comprehensive income (loss)	(30)	50	155	60	308	2	—	8	(30)	523
Capital contributions	—	—	—	57	—	—	—	—	46	103
Disposal	(388)	—	—	—	—	—	—	—	—	(388)
Dividends declared	(21)	(44)	(94)	(5)	(86)	(1)	(3)	(37)	(26)	(317)
Other	27	2	(22)	3	—	1	—	(4)	2	9
As at June 30, 2023	$95	$2,667	$3,158	$812	$2,444	$15	$121	$814	$695	$10,821
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	53%	0.3%	25%	33%	0.3% - 80%